GENERAL	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE 1:- GENERAL

a.	Rosetta Genomics Ltd. ("the Company") commenced operations on March 9, 2000. The Company's integrative research platform combining bioinformatics and state-of-the-art laboratory processes has led to the discovery of hundreds of biologically validated novel human microRNAs. Building on its strong patent position and proprietary platform technologies, Rosetta Genomics is working on the application of these technologies in the development of a full range of microRNA-based diagnostic tools. The Company's microRNA-based tests, miRview® squamous, miRview® mets, miRview® mets[2], miRview® Lung and miRview® meso, are commercially available worldwide and all samples are processed in its Philadelphia-based CAP-accredited, CLIA-certified lab.

b.	The Company holds a wholly-owned subsidiary in the U.S., Rosetta Genomics Inc. The principal business activity of the subsidiary is to commercialize the Company's products, perform and develop tests in its CLIA approved laboratory and expand the business development of the Company in the U.S.

c.	Rosetta Green Ltd. ("RG").

On September 24, 2008, the Company signed a convertible note agreement with private investors ("the Purchasers") in an initiative for development of microRNA-based algae feedstocks for biofuels. The convertible note was for the purpose of establishing a separately operated business unit by forming a wholly-owned Israeli subsidiary to be named RG. During 2008 and 2009, the Purchasers purchased convertible notes in a total amount of $ 1,500. The notes were converted into a number of RG Ordinary shares, nominal value NIS 0.01, once RG was established, reflecting a fully-diluted pre-money valuation of RG equal to $ 5,000.

On February 4, 2010, the Company established RG, as a controlled subsidiary. The principal business of RG is to leverage capabilities into the areas of cleantech and plant biotech by using the proprietary microRNA technologies to develop plants and algae more suitable for various applications such as improved feedstocks for biofuels and advanced agriculture.

RG was formed to translate Rosetta Genomics' proven successes with microRNAs in human healthcare into areas of cleantech and plant biotechnology. RG is an Israeli agro-biotechnology company specializing in developing improved agricultural crops through using proprietary methods to identify microRNA genes that enhance plant traits. RG has developed technological platforms for the identification and application of microRNAs. These microRNA genes possess the potential to improve key traits in important plants such as corn, wheat, rice, and soybean, among other crops. RG's product development pipeline contains plants with improved traits that include drought tolerance, increased yield production, and disease resistance. RG also works on improving plants traits for the biofuel industry. The plants RG works on for the biofuel industry are corn, canola, castor bean, jatropha and algae.

Upon RG establishment, and according to the agreement terms, the convertible notes in the amount of $ 1,500 were converted into RG Ordinary shares.

On November 18, 2010, the Company entered into a license agreement with RG according to which the Company assigned certain patents relating to microRNAs in plants. The Company further provided RG with a non exclusive license to some of the Company's patents and technologies. For this license the Company shall be entitled to certain consideration derived from RG's net sales as well as royalties from RG's license income.

On February 17, 2011, RG completed an initial public offering in Israel, and on February 23, 2011, RG’s ordinary shares started trading on the Tel Aviv Stock Exchange (TASE) under the ticker symbol RSTG. RG raised gross proceeds of $ 6,060 in the IPO. Following the IPO, RG held 9,905,000 shares outstanding and the Company held a 50.03% ownership position in RG and did not loss control. The net proceeds from RG's IPO after offering costs amounted to $ 5,078.

On December 16, 2011, the Company closed a transaction pursuant to which the Company sold its holding of the ordinary shares of RG to certain purchasers (the "Purchasers"). The transaction was effected pursuant to a Share Transfer Agreement, dated December 13, 2011.

Under the terms of the share transfer agreement, the Company received an upfront payment of $897 for the RG ordinary shares. In addition, the Company may receive in the future, an additional payment of $ 2,000 if RG is acquired within three years from the date of signing of the share transfer agreement at a price per share reflecting RG valuation of at least $ 90,000. As of December 31, 2011 the Company estimates that such contingent payment is remote.

Since RG was consolidated prior to the disposal it met the criteria for reporting as discontinued operations and, therefore, the results of operations of the business and the loss on the sale have been classified as discontinued operations loss in the statement of operations and prior periods results have been reclassified accordingly. In addition, the comparative data of the assets and liabilities have been reclassified as assets and liabilities attributed to discontinued operations in the balance sheets as described in more detail in Note 2i.

As a result of the sale of RG shares the Company had a loss from discontinued operations of $ 42. The current assets and liabilities of discontinued operations related to RG as of December 31, 2010 are as follows:

December 31,
2010
ASSETS

Cash and cash equivalents	$92
Marketable securities	244
Other accounts receivable and prepaid expenses	209
Severance pay fund	5
Property and equipment, net	46

Total assets	$596

LIABILITIES

Current maturities of capital lease	$-
Trade payables	50
Other accounts payable and accruals	109
Accrued severance pay	13

Total liabilities	$172

 Net loss from discontinued operations related to RG for the years ended 2011, 2010 and 2009 are as follows:

	Year ended December 31,
	2011	2010	2009
Operating expenses:
Research and development, net	$1,284	$779	$-
Business and development	399	521	-
General and administrative	907	443	-

Total operating expenses	2,590	1,743	-

Operating loss	2,590	1,743	-
Financial expense(income), net	26	(24)	-

Net loss	$2,616	$1,719	$-

d.	The Company incurred an accumulated deficit of approximately $ 85,045 since inception, and incurred recurring operating losses and negative cash flows from operating activities in each of the three years in the period ended December 31, 2011. As of December 31, 2011 the Company deficit in working capital and deficit in equity were in amount of $ 638 and $ 356, respectively. The Company will have to obtain additional capital resources to maintain its commercialization, research and development activities beyond December 31, 2012.

The Company is addressing its liquidity issues by seeking additional fund raisings and implementing initiatives to allow covering of its anticipated budget deficit for 2012. During 2011 the company performed costs reduction measures that reduced its research and development activities and manpower.

Subsequent to the balance sheet date, the Company obtained additional financing in the amount of $ 1,750 in senior secured debentures, as described in more detail in Note 14.

There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for the long-term development and commercialization of its products.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

e.	Parkway Clinical Laboratories, Inc. ("Parkway"):

Parkway was a national, full-service Clinical Laboratories Improvement Amendments ("CLIA") certified clinical laboratory service that was owned by the Company. Parkway specializes in oral drug screening in the workplace environment and genetics testing services.

On May 18, 2009, the Company sold Parkway, in a management buy-out for up to a maximum amount of $ 2,500, to be paid as a fixed percentage of revenues (15%) over six years and minimum price of $ 750. According to ASC 810, "Consolidation", the Company calculated the fair value of future consideration by using discounted estimate of future cash receipt. As a result of the transaction, the controlling interests in Parkway were transferred to the buyer, as well as all the risks. Accordingly, the Company has no future liabilities or obligation related to Parkway. As of the transaction date, the fair value of the estimated future consideration was $ 759. During the years ended December 31, 2011, 2010 and 2009, the Company received an amount of $ 0, $148 and $ 49, respectively, in respect of this consideration.

As of December 31, 2011 and 2010, the Company revalued the fair value of the estimated future consideration to $ 125 and $ 171, respectively, out of which $ 17 and $ 30 is recorded as short-term other accounts receivable as of December 31, 2011 and 2010, respectively, and $ 108 and $ 141 is recorded as long-term other accounts receivable as of

December 31, 2011 and 2010, respectively.

The sale of Parkway met the criteria for reporting as discontinued operations and, therefore, the results of operations of the business and the loss on the sale have been classified as discontinued operations in the statement of operations and prior periods results have been reclassified accordingly. In addition, the comparative data of the assets and liabilities have been reclassified as assets and liabilities attributed to discontinued operations in the balance sheets, as described in more detail in Note 2i.

As a result of the fair value update of the estimated future consideration, the Company recorded a loss of $ 60, which was attributed to discontinued operations, and an amount of $ 14 was attributed to financial income in the year ended December 31, 2011.

f.	Prometheus Laboratories Inc.:

1.	License and collaboration agreement with Prometheus:

On April 10, 2009, the Company entered into a license and collaboration agreement ("the License Agreement") and a laboratory services agreement ("the Services Agreement") with Prometheus Laboratories Inc. ("PL" or "Prometheus") under which the Company agreed to exclusively license and sublicense to PL certain rights related to the Company's microRNA-based cancer diagnostic tests: miRview®mets, miRview® squamous and miRview® meso ("Cancer Diagnostics Products"), including the rights to certain software developed by the Company and related to the miRview® mets product. The Company also agreed to collaborate with Prometheus in order to further develop the Cancer Diagnostics Products and to develop two new microRNA-based gastroenterology tests ("GI Products"). Under the License Agreement, PL had the exclusive right to develop and commercialize the Cancer Diagnostics Products and the GI Products in the U.S. The License Agreement also gave PL a right of first negotiation to take a license for certain diagnostic tests or products that are under development by the Company.

Under the provisions of the License Agreement, PL was to contribute to a development fund that was to be used to further develop the Cancer Diagnostic Products and to develop the GI Products. In addition, PL was to pay the Company additional amounts upon reaching certain publication requirements for the Cancer Diagnostic Products and achieving certain product profiles for the GI Products. The Company was also entitled to receive certain payments upon the achievement of commercial milestones.

The Company was also entitled to royalties according to the License Agreement on the sale of the Cancer Diagnostic Products and the GI Products, subject to reductions in certain instances.

Under the provisions of the Services Agreement, from the fees that the Company received from PL, in consideration for performing the services, the Company deducted the COGS, royalties to third parties, and the remaining amounts were transferred to a separate account ("Development Fund"). The amounts in the Development Fund were then to be used by the Company to develop improvements to the Company's products, according to an agreed upon development plan, with PL. The Company classified these amounts as restricted cash in its balance sheet.

The License Agreement and the Services Agreement were terminated on November 22, 2010 as part of a settlement agreement reached between Prometheus and the Company, as described in more detail in Note 9m.

2.	Prometheus stock purchase agreement:

On April 10, 2009, the Company entered into a stock purchase agreement with PL ("the Purchase Agreement"). Under the Purchase Agreement, on April 27, 2009 ("the closing date"), PL purchased 500,000 Ordinary shares of the Company ("the Shares") at a price of $ 16.00 per share in a private placement transaction. Under the terms of the Purchase Agreement, as long as PL or its affiliates continued to hold at least 50% of these Shares, PL was entitled to information rights, pre-emptive rights and board observer rights. Pursuant to the pre-emptive rights, PL had the right to participate in future offerings of the Company's securities to purchase up to its pro rata share in any such offering on the same terms and conditions as other investors.

Certain provisions of this Purchase Agreement were terminated on November 22, 2010 as part of a settlement agreement reached between Prometheus and the Company, as described in more detail in Note 9m.

3.	As a result of the stock Purchase Agreement and the license and collaboration agreement detailed above, the Company received $ 8,000 out of which an amount of $ 5,730 was recorded as shareholders' equity (net of issuance cost of $ 570) and $ 1,700 was recorded as deferred revenue. On November 22, 2010, the Company recognized the $ 1,700 deferred revenues in its statements of operations as part of a settlement agreement reached between Prometheus and the Company.

The Services Agreement was terminated on November 22, 2010 as part of a settlement agreement reached between Prometheus and the Company, as described in more detail in Note 9m.

g.	In October 2011, the Company entered into a license agreement with third party pursuant to which the Company granted the third party an exclusive right to market and perform the Company's miRview® mets and miRview® mets[2] tests in China. The third party will also have exclusive right to market and perform one additional test in China, to be selected by the third party within one year. However, as of March 1, 2012, the Company believes the third party is in breach of the license agreement and the Company is currently exploring its options due to this breach.